Financing receivables	12 Months Ended
Mar. 31, 2015
Financing receivables

21.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financing receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2013	¥6,829	¥11,423	¥6,154	¥3,390	¥107	¥27,903
Provision	(797)	(1,384)	(981)	1,551	3,898	2,287
Charge off	(1,351)	(1,820)	(175)	(1,953)	—	(5,299)
Recovery	6	112	2	3	—	123
Balance at March 31, 2014	4,687	8,331	5,000	2,991	4,005	25,014
collectively evaluated for impairment	4,387	3,155	1,360	2,991	1	11,894
individually evaluated for impairment	300	5,176	3,640	—	4,004	13,120
Financing receivable:
Balance at March 31, 2014	796,039	355,374	111,316	266,976	4,213	1,533,918
collectively evaluated for impairment	795,693	349,716	103,010	266,976	170	1,515,565
individually evaluated for impairment	346	5,658	8,306	—	4,043	18,353

	2015
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2014	¥4,687	¥8,331	¥5,000	¥2,991	¥4,005	¥25,014
Provision	1,161	(971)	(1,774)	6,008	683	5,107
Charge off	(194)	(1,228)	(2,265)	(2,082)	—	(5,769)
Recovery	4	78	—	3	—	85
Balance at March 31, 2015	5,658	6,210	961	6,920	4,688	24,437
collectively evaluated for impairment	5,382	2,095	344	6,920	1	14,742
individually evaluated for impairment	276	4,115	617	—	4,687	9,695
Financing receivable:
Balance at March 31, 2015	971,269	381,086	80,895	287,305	5,199	1,725,754
collectively evaluated for impairment	970,886	376,605	79,545	287,305	450	1,714,791
individually evaluated for impairment	383	4,481	1,350	—	4,749	10,963

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financing receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors do not accrue interest.

Financing receivables on nonaccrual status at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Installment sales receivable	¥144	¥92
Lease receivable	4,447	3,728
Loans receivable	8,502	1,862
Credit receivable	801	1,034
Others	3,940	3,970

Total	¥17,834	¥10,686

NTT Group determines the credit quality of financing receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financing receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2014 and 2015 are as follows:

	2014
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥791,923	¥2,392	¥1,724	¥796,039	¥10
Lease receivable	407,327	3,721	4,877	415,925	426
Credit receivable	263,848	2,327	801	266,976	—
Others	2,895	—	3,997	6,892	—

Total	¥1,465,993	¥8,440	¥11,399	¥1,485,832	¥436

	2014
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥229,570	¥8,949	¥238,519	¥—

	2015
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥966,759	¥2,516	¥1,994	¥971,269	¥12
Lease receivable	444,634	1,938	3,871	450,443	143
Credit receivable	280,463	5,808	1,034	287,305	—
Others	1,802	—	4,029	5,831	—

Total	¥1,693658	¥10,262	¥10,928	¥1,714,848	¥155

	2015
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥267,046	¥2,168	¥269,214	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2014 and 2015 are as follows:

	2014
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,203	¥3,593	¥8,203	¥8,176
With no related allowance recorded	¥319	¥—	¥704	¥69

	2015
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥932	¥837	¥932	¥4,464
With no related allowance recorded	¥922	¥—	¥1,141	¥707